Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Liabilities

NOTE 5. ACCRUED LIABILITIES

	As of September 30, 2012	As of December 31, 2011
Accrued vacation	$41,114	$18,913
Accrued sick time	73,495	98,919
Accrued incentive bonus and other	163,379	1,258,921

Accrued liabilities	$277,988	$1,376,753

Compensated employee absences are recorded in accordance with ASC Topic 710. Per our employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however are not paid out upon termination.

NOTE 6. ACCRUED LIABILITIES

	As of December 31,
	2011	2010
Accrued vacation	$18,913	$66,314
Accrued sick time	98,919	95,533
Accrued incentive bonus and other	1,258,921	67,862

Total accrued liabilities	$1,376,753	$229,709

Compensated employee absences are recorded in accordance with ASC Topic 710. Per the Company’s employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however not paid out upon termination.